Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Sale of Units to the public	$ 10.00	$ 10.00
Sale of private placement warrants	13,581,500	13,581,500
Warrant price	$ 1.00	$ 1.00